Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Common Stock Subject to Possible to Redemption	As of September 30, 2024 and December 31, 2023, the common stock subject to possible redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Warrants	(43,470)
Proceeds allocated to Public Rights	(3,283,710)
Proceeds allocated to over-allotment option	(11,135)
Common Stock issuance cost	(4,376,044)
Plus:
Remeasurement of carrying value to redemption value	7,714,359
Common Stock subject to possible redemption, December 31, 2023	$69,000,000
Plus:
Remeasurement of carrying value to redemption value	1,970,693
Common Stock subject to possible redemption, September 30, 2024	$70,970,693
At December 31, 2023, the common stock subject to possible redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Warrants	(43,470)
Proceeds allocated to Public Rights	(3,283,710)
Proceeds allocated to over-allotment option	(11,135)
Common stock issuance cost	(4,376,044)
Plus:
Remeasurement of carrying value to redemption value	7,714,359
Common stock subject to possible redemption, December 31, 2023	$69,000,000

Schedule of Basic and Diluted Net Loss Per Share	The following table reflects the calculation of basic and diluted net loss per share of Common Stock (in dollars, except per share amounts):
	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2024		2023		2024		2023
	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and Diluted net income (loss) per share of Common Stock
Numerator:
Allocation of net income (loss)	$362,262	$103,271	$—	$(137,134)	$1,105,677	$315,198	$—	$(301,986)
Denominator:
Basic and diluted weighted average shares outstanding	6,900,000	1,967,000	—	1,680,000	6,900,000	1,967,000	—	1,680,000
Basic and diluted net income (loss) per share of Common Stock	$0.05	$0.05	$—	$(0.08)	$0.16	$0.16	$—	$(0.18)
The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):
	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic net loss per common stock
Numerator:
Allocation of net loss	$(12,385)	$(296,407)	$—	$(181,003)
Denominator:
Basic weighted average shares outstanding	71,429	1,709,423	—	1,708,000
Basic net loss per common stock	$(0.17)	$(0.17)	$—	$(0.11)
Diluted net loss per common stock
Numerator:
Allocation of net loss	$(12,016)	$(296,776)	$—	$(181,003)
Denominator:
Diluted weighted average shares outstanding	71,429	1,764,192	—	1,708,000
Diluted net loss per common stock	$(0.17)	$(0.17)	$—	$(0.11)